Deferred Tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	€ 101	€ 193
Deferred tax liabilities, temporary differences	1,424	1,229
Deferred tax assets	101	193	€ 125
Deferred tax liabilities	1,424	1,229	€ 529
Total net deferred tax liability / (asset)	1,323	1,036		€ 394
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences		(520)
Deferred tax liabilities, temporary differences	663	124
Total net deferred tax liability / (asset)	663	644		519
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	13	76
Deferred tax liabilities, temporary differences	2,169	1,550
Total net deferred tax liability / (asset)	2,156	1,474		814
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(5)	440
Deferred tax liabilities, temporary differences	(1,539)	(1,030)
Total net deferred tax liability / (asset)	(1,533)	(1,470)		(1,433)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(110)	(112)
Deferred tax liabilities, temporary differences	1,323	1,662
Total net deferred tax liability / (asset)	1,433	1,774		1,913
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences		7
Deferred tax liabilities, temporary differences	(206)	(249)
Total net deferred tax liability / (asset)	(206)	(256)		(269)
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	321	183
Deferred tax liabilities, temporary differences	(502)	(551)
Total net deferred tax liability / (asset)	(823)	(734)		(314)
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(118)	119
Deferred tax liabilities, temporary differences	(484)	(279)
Total net deferred tax liability / (asset)	€ (366)	€ (398)		€ (837)